Note 4. Property and Equipment	6 Months Ended
Jun. 30, 2014
Notes
Note 4. Property and Equipment

NOTE 4.              PROPERTY AND EQUIPMENT

The Company disposed of the pressure washing property and equipment to an interested Shareholder during the three months ended June 30, 2014. The disposed property consisted of equipment purchased for the production of revenues. Assets are depreciated over their useful lives when placed in service.  Property and equipment at June 30, 2014 and December 31, 2013 were as follows:

	June 30, 2014 (unaudited)	December 31, 2013 (audited)
Vehicles	$0	$17,936
Less accumulated depreciation	$0	$(16,418)
Property and Equipment, net	$0	$1,518

Assets are depreciated over their useful lives when placed in service.  A total of $0 and $294 of depreciation were expensed during the six months ended June 30, 2014 and 2013, respectively.

The Company’s obligation on its only leased equipment (a vehicle) was terminated in April 1, 2014 upon the sale of the Company’s pressure washing assets.